Document And Entity Information	11 Months Ended
Oct. 06, 2011
Entity Registrant Name	JOY GLOBAL INC
Entity Central Index Key	0000801898
Entity Well-known Seasoned Issuer	Yes
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2011